UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

40 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
Foresters Investment Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: MARCH 31, 2016

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TAX EXEMPT INCOME FUND
March 31, 2016

Principal
Amount		Security	Value
		MUNICIPAL BONDS—98.3%
		Alabama—.8%
$5,000	M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2018 (a)	$5,402,150
		Alaska—.6%
3,200	M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027	3,710,336
		Arizona—2.8%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027	5,437,100
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)	7,673,077
5,000	M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.
		5% 1/1/2033	5,319,850
			18,430,027
		Arkansas—.8%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2039	5,549,050
		California—4.3%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031	5,624,750
		California State General Obligation:
5,000	M	5.25% 9/1/2030	6,178,200
5,000	M	5% 11/1/2030	6,078,600
5,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024	5,471,150
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2018 (a)	5,499,750
			28,852,450
		Colorado—.8%
5,000	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034	5,613,400
		Connecticut—.9%
5,000	M	Connecticut State Health & Educational Facs. Auth. Rev. 5% 12/1/2045	5,822,800
		District of Columbia—1.7%
5,000	M	District of Columbia GO 6% 6/1/2021	6,170,950
5,000	M	District of Columbia Rev. 5.5% 8/15/2017 (a)	5,326,100
			11,497,050
		Florida—11.0%
5,000	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029	5,689,900
5,000	M	Duval County School Board COP 5.25% 7/1/2035	5,497,200
475	M	Florida Housing Fin. Corp. Rev. 5% 1/1/2026	500,550
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038	6,072,220
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2019 (a)	5,770,100
4,305	M	Lee County Airport Rev. 5% 10/1/2033	5,062,723
5,000	M	Manatee County School Board COP 5.625% 7/1/2031	5,823,000

5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028	5,598,750
5,000	M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029	5,641,600
5,000	M	Miami-Dade County School Board COP 5.375% 2/1/2019 (a)	5,623,250
5,000	M	Miami-Dade County Spl. Oblig. 5% 4/1/2029	5,443,450
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2018 (a)	5,536,800
5,000	M	Orange County School Board COP 5.5% 8/1/2019 (a)	5,751,750
5,000	M	Port St. Lucie Utility Rev. 5% 9/1/2029	5,423,300
			73,434,593
		Georgia—5.8%
5,000	M	Atlanta Airport Revenue 5.25% 1/1/2030	5,816,500
		Atlanta Water & Wastewater Revenue:
9,040	M	5.5% 11/1/2019	10,486,671
5,000	M	5.25% 11/1/2034	5,608,850
5,000	M	5% 11/1/2035	5,934,050
4,955	M	Georgia State Environmental Loan Acquisition Corp.
		5.125% 3/15/2031	5,232,827
5,000	M	JPMorgan Chase Putters 8.08% 1/1/2017 (b)	5,539,900
			38,618,798
		Illinois—7.5%
20,000	M	Chicago Board of Education Lease Certificates 6% 1/1/2020	21,464,800
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2041	6,012,000
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Brothers Health 5.25% 1/1/2022	5,417,700
5,000	M	Children's Memorial Hospital 5.25% 8/15/2033	5,401,450
7,000	M	Northwestern Memorial Hospital 5.75% 8/15/2030	8,105,790
3,320	M	Regional Transportation Auth. 7.75% 6/1/2019	3,682,378
			50,084,118
		Indiana—2.8%
7,540	M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 1/15/2018 (a)	8,144,557
1,235	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
		6.125% 7/1/2029	1,288,846
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025	9,116,602
			18,550,005
		Kentucky—.8%
5,000	M	Kentucky Eco. Dev. Fin. Auth. Rev. 5.75% 12/1/2028	5,375,000
		Louisiana—1.2%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021	7,783,030
		Maine—.4%
2,220	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	2,438,137
		Massachusetts—3.0%
2,385	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	2,595,071
5,000	M	Massachusetts St. GO 5% 7/1/2037	5,976,250
5,000	M	Massachusetts St. Health & Edl. Facs. Auth. Rev. 5% 7/1/2034	5,581,750
5,185	M	Massachusetts St. Wtr. Res. Auth. ROLS 8.194% 2/1/2016 (b)	5,739,380
			19,892,451
		Michigan—6.2%

5,000	M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033	5,838,550
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036	5,628,250
10,000	M	Michigan State Grant Antic. Bonds 5.25% 9/15/2025	10,645,400
5,000	M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2018 (a)	5,706,500
4,500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	5,908,995
6,300	M	Wayne County Airport Auth. Rev. 5% 12/1/2045	7,264,530
			40,992,225
		Missouri—.8%
5,000	M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2028	5,565,700
		Montana—.2%
1,465	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	1,532,141
		Nevada—.9%
5,000	M	Clark County Passenger Facs. Chrg. McCarran Arpt. Rev. 5% 7/1/2030	5,596,850
		New Jersey—3.4%
5,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040	5,855,800
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625% 6/1/2030	5,535,600
		New Jersey State Turnpike Auth. Revenue:
5,000	M	5% 1/1/2030	5,838,600
5,000	M	5% 1/1/2043	5,666,350
			22,896,350
		New Mexico—.8%
5,000	M	Grant County Dept. of Health 5.25% 7/1/2031	5,406,250
		New York—12.7%
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	27,420,360
		New York City Trans. Fin. Auth. Rev. Future Tax:
7,500	M	5% 11/1/2038	8,534,175
5,000	M	5% 8/1/2042	5,820,400
		New York State Dorm. Auth. Revenue:
3,950	M	Cornell University 5% 7/1/2040	4,496,996
10,000	M	New York University 5.75% 7/1/2027	12,770,600
		Personal Income Tax Revenue:
5,000	M	5% 3/15/2035	5,905,900
5,000	M	5% 2/15/2037	5,869,450
5,000	M	State University 5.875% 5/15/2017	5,155,650
7,780	M	Port Authority of New York & New Jersey Drivers 7.981% 2/15/2017 (b)	8,704,264
			84,677,795
		North Carolina—.8%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
		5.25% 1/15/2034	5,500,500
		Ohio—3.7%
5,000	M	Allen Cnty Hospital Facs. Rev. 5% 11/1/2043	5,652,650
5,000	M	American Mun. Pwr. Rev. 5.25% 2/15/2019 (a)	5,621,350
3,710	M	Jefferson County GO 5.75% 12/1/2019	4,054,733
5,000	M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034	5,636,400
		Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
1,055	M	6.125% 9/1/2028	1,101,483

2,150	M	5.85% 9/1/2033		2,286,568
				24,353,184
		Pennsylvania—3.6%
5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025		5,816,100
6,000	M	Pennsylvania State Turnpike Commission 5% 12/1/2043		6,842,640
5,000	M	Philadelphia GO 7.125% 7/15/2016 (a)		5,095,700
5,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		5,913,500
				23,667,940
		Rhode Island—1.2%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025		7,772,030
		South Carolina—1.8%
5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034		5,908,050
5,000	M	South Carolina State Pub. Svc. Auth. Rev. 5.25% 12/1/2055		5,743,100
				11,651,150
		Texas—8.2%
5,000	M	Dallas County Util. & Reclamation District GO 5.375% 2/15/2029		5,159,700
		Hitchcock Independent School District General Obligation:
4,385	M	5.25% 2/15/2018 (a)		4,751,148
615	M	5.25% 2/15/2030		662,878
		Houston Utility System Revenue:
5,000	M	5% 11/15/2027		5,328,300
4,730	M	5.125% 5/15/2019 (a)		5,343,907
270	M	5.125% 11/15/2032		301,703
5,000	M	JP Morgan Chase Putters 7.983% 2/1/2030 (b)		6,188,400
5,000	M	Medina Valley Indpt. School District GO ROLS 8.1941% 8/15/2015 (b)		5,384,800
10,000	M	North Texas Tollway Auth. Rev. 5.125% 1/1/2028		10,620,000
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035		5,631,650
5,000	M	Waco Independent School District GO 5.25% 8/15/2017 (a)		5,312,600
				54,685,086
		Washington—3.8%
5,000	M	Central Puget Sound Regl. Trans. Auth. Sales & Use 5% 11/1/2045		5,918,850
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6.375% 10/1/2033		5,633,400
7,000	M	Providence Health 5.25% 10/1/2033		7,653,870
5,500	M	Washington State ROLS 9.647% 7/1/2016 (b)		6,312,130
				25,518,250
		West Virginia—.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028		4,922,460
		Wisconsin—4.3%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021		15,238,440
6,905	M	Wisconsin State General Rev. 5.75% 5/1/2033		7,864,588
5,000	M	Wisconsin State Hlth & Edl. Facs. Auth. Rev. 5% 11/15/2041		5,646,100
				28,749,128
Total Value of Municipal Bonds (cost $585,804,571)			98.3%	654,540,434
Other Assets, Less Liabilities			1.7	11,607,833
Net Assets			100.0%	$666,148,267

At March 31, 2016, the cost of municipal investments for federal income tax purposes was $585,804,571. Accumulated net unrealized appreciation on investments was $68,735,863, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
TAX EXEMPT OPPORTUNITIES FUND
March 31, 2016

Principal
Amount		Security	Value
		MUNICIPAL BONDS—98.1%
		Alabama—1.1%
$2,500	M	Birmingham Special Care Facs. Fing. Auth. Rev. 6% 6/1/2019 (a)	$2,885,100
		Alaska—1.3%
		Matanuska-Susitna Boro Lease Revenue:
1,930	M	6% 9/1/2019 (a)	2,259,354
1,070	M	6% 9/1/2028	1,246,625
			3,505,979
		Arkansas—.4%
1,000	M	University of Arkansas Rev. 5% 5/1/2046	1,173,840
		Arizona—3.3%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027	1,395,088
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)	5,469,050
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2018 (a)	2,262,760
			9,126,898
		California—2.6%
1,100	M	Alhambra Unified School District GO 5.25% 8/1/2028	1,244,034
5,000	M	California State GO 5% 4/1/2037	5,864,750
			7,108,784
		Connecticut—.4%
1,000	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,076,710
		District of Columbia—1.2%
3,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2029	3,374,190
		Florida—8.5%
5,000	M	Broward County Airport Sys. Rev. 5.25% 10/1/2030	5,899,450
		Broward County School Board Certificates of Participation:
1,000	M	5.125% 7/1/2026	1,107,660
1,000	M	5.25% 7/1/2027	1,108,250
5,000	M	Florida State Municipal Power Agy. Rev. 5% 10/1/2028	5,456,200
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	3,920,881
5,000	M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028	5,693,500
			23,185,941
		Georgia—7.1%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030	5,816,500
3,400	M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2034	4,036,616
2,500	M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040	2,941,775
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039	1,645,650
1,000	M	Georgia Municipal Association, Inc. COP 5.125% 12/1/2021	1,002,330
1,650	M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031	1,742,516
2,000	M	Medical Center Hospital Auth. Rev. 6.5% 8/1/2038	2,217,680
			19,403,067
		Hawaii—1.1%
2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	2,846,375

		Idaho—.8%
2,000	M	Idaho Health Facs. Auth. Rev. 5% 12/1/2033	2,306,060
		Illinois—6.5%
		Chicago O'Hare Intl. Airport Revenue:
5,000	M	5% 1/1/2027	5,334,300
5,000	M	6.5% 1/1/2041	6,012,000
2,500	M	Illinois State Fin. Auth. Rev. 5% 12/1/2030	2,858,175
2,000	M	Illinois State GO 5.5% 7/1/2027	2,254,060
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,333,070
			17,791,605
		Indiana—1.0%
		Tri-Creek Middle School Bldg. Corp. Revenue:
1,500	M	5.25% 7/15/2028	1,644,495
1,000	M	5.25% 7/15/2029	1,096,330
			2,740,825
		Louisiana—3.3%
1,500	M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2025	1,662,990
3,000	M	Louisiana State GO 5% 9/1/2028	3,456,750
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2023	1,127,990
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2019 (a)	2,697,179
			8,944,909
		Massachusetts—2.1%
5,000	M	Massachusetts State GO 5% 8/1/2035	5,817,000
		Michigan—5.7%
5,000	M	Holland Elec. Rev. 5% 7/1/2039	5,741,250
5,000	M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041	5,898,000
1,000	M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029	1,159,750
2,500	M	Wayne County Arpt. Auth. Rev. 5% 12/1/2042	2,746,075
			15,545,075
		Mississippi—3.7%
3,000	M	Jackson County Utility Auth. Rev. 5% 9/1/2040	3,422,880
		Mississippi Dev. Bk. Special Obligation:
		Jackson County Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029	2,966,858
2,000	M	5.625% 7/1/2039	2,247,160
1,000	M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030	1,332,110
			9,969,008
		Missouri—3.4%
1,000	M	Bi-State Dev. Agy. 5% 10/1/2028	1,096,950
1,500	M	Jackson County School District GO 5% 3/1/2036 (b)	1,756,050
		Kansas City Special Obligation Revenue:
4,000	M	5% 9/1/2034	4,429,240
1,000	M	5% 9/1/2037	1,107,310
1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 1/15/2017 (a)	1,040,020
			9,429,570
		Nebraska—.4%
1,000	M	Nebraska Public Power District Rev. 5% 1/1/2036	1,182,790
		New Jersey—2.0%
4,000	M	New Jersey State Trans. Trust Fund Auth. Trans. Sys. Rev.
		5.5% 12/15/2038	4,353,840
1,000	M	New Jersey State Turnpike Auth. Rev. 5% 1/1/2045	1,148,720
			5,502,560

		New York—11.7%
4,050	M	Nassau County GO 5% 4/1/2031	4,605,782
		New York City Trans. Fin. Auth. Revenue:
1,500	M	5% 7/15/2035	1,794,975
5,000	M	5% 7/15/2037	5,782,900
7,000	M	5% 11/1/2038	7,965,230
		New York State Dormitory Authority Revenue:
5,000	M	Columbia University 5% 10/1/2041	5,781,250
5,000	M	State Personal Income Tax Rev. 5% 3/15/2034	5,921,450
			31,851,587
		North Carolina—1.2%
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039	3,317,310
		Ohio—3.8%
2,000	M	American Mun. Pwr. Rev. 5% 2/15/2019 (a)	2,234,400
1,000	M	Hamilton County Sales Tax 5% 12/1/2032	1,027,260
1,135	M	Ohio State Bldg. Auth. State Facs. Rev. 5.25% 4/1/2031	1,285,989
5,000	M	University of Cincinnati 5% 6/1/2028	5,873,650
			10,421,299
		Oregon—1.5%
		Oregon Health & Science Univ. Revenue:
1,500	M	5% 7/1/2036	1,801,095
1,935	M	5% 7/1/2039	2,306,249
			4,107,344
		Pennsylvania—7.1%
5,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	5,910,300
2,380	M	Beaver County GO 5.55% 11/15/2031	2,544,743
1,500	M	Lancaster County Hosp. Auth. Rev. 5% 8/15/2031 (c)	1,823,430
1,500	M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2021 (a)	1,820,160
		Pennsylvania Turnpike Comm. Revenue:
2,500	M	5% 12/1/2039	2,860,525
1,000	M	5% 12/1/2044	1,136,880
2,910	M	West Mifflin Area School District GO 5.375% 4/1/2027	3,216,277
			19,312,315
		Rhode Island—3.0%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
3,250	M	Public Schools Financing Program 5.25% 5/15/2029	3,589,430
1,415	M	University of Rhode Island 5.25% 9/15/2029	1,581,687
2,560	M	Rhode Island Turnpike & Bridge Auth. Rev. 5% 10/1/2040	2,980,275
			8,151,392
		South Dakota—.6%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2018 (a)	1,646,595
		Texas—10.7%
5,000	M	Dallas-Fort Worth Intl. Arpt. Rev. 5.25% 11/1/2030	6,006,200
5,000	M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	5,454,700
5,000	M	Houston Utility System Rev. 5.25% 11/15/2031	5,886,550
2,250	M	Little Elm Indep. Sch. Dist. GO 5% 8/15/2037	2,613,645
		North Texas Tollway Auth. Revenue:
2,000	M	5% 9/1/2031	2,332,240
5,000	M	5% 1/1/2040	5,705,100
1,250	M	Parker County GO 5% 2/15/2029	1,377,225
			29,375,660
		Utah—.6%
1,300	M	Utah Infrastructure Agy. Tele. & Franchise Tax Rev. 5.5% 10/15/2030	1,533,142

		Washington—2.0%
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033		5,467,050
Total Value of Municipal Bonds (cost $240,696,749)				268,099,980
		SHORT-TERM TAX EXEMPT INVESTMENTS—1.8%
		Adjustable Rate Notes (d)
2,000	M	Indiana St. Finance Auth Health Sys. Revenue .52%		2,000,000
1,000	M	New York City GO .36%		1,000,000
2,000	M	Orange County Health Facs. Auth. Revenue .50%		2,000,000
Total Value of Short-Term Tax Exempt Investments (cost $5,000,000)				5,000,000
Total Value of Municipal Investments (cost $245,696,749)			99.9%	273,099,980
Other Assets, Less Liabilities			.1	265,683
Net Assets			100.0%	$273,365,663

At March 31, 2016, the cost of municipal investments for federal income tax purposes was $245,696,749. Accumulated net unrealized appreciation on investments was $27,403,231 consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
CALIFORNIA TAX EXEMPT FUND
March 31, 2016

Principal
Amount		Security	Value
		MUNICIPAL BONDS—102.0%
		Airport—4.4%
$1,000	M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033	$1,154,300
1,000	M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034	1,091,410
			2,245,710
		Appropriation—2.3%
1,000	M	Golden State Tobacco Settlement 5% 6/1/2045	1,158,340
		Education—10.5%
500	M	California Educ. Facs. Auth. Rev. (Harvey Mudd College)
		5.25% 12/1/2031	589,420
		California State Public Works Lease Revenue:
1,000	M	5% 9/1/2030	1,194,650
1,000	M	5% 9/1/2033	1,175,850
		California State University Revenue:
1,000	M	5% 11/1/2036 (c)	1,210,700
1,000	M	5% 11/1/2037	1,183,520
			5,354,140
		Electric—5.7%
500	M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031	571,935
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2031	1,204,110
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029	1,124,690
			2,900,735
		General Obligation—21.5%
1,000	M	Alhambra Unified School District 5.25% 8/1/2028	1,130,940
1,000	M	Centinela Valley Union School District 5% 8/1/2031	1,150,200
1,000	M	Chico Unified School District 5% 8/1/2026	1,095,430
1,000	M	College of the Sequoias 5.25% 8/1/2029	1,125,350
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2029	1,096,920
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,132,200
625	M	Natomas Unified School District 5.95% 9/1/2021	686,412
1,000	M	New Haven Unified School District 5% 8/1/2040	1,186,790
1,000	M	San Diego Unified School District 5% 7/1/2040	1,193,430
1,000	M	West Contra Costa Unified School District 5.25% 8/1/2032	1,181,650
			10,979,322
		Health Care—10.1%
		California Health Facs. Fin. Auth. Revenue:
1,000	M	Children's Hospital Los Angeles 5.125% 7/1/2031	1,124,950
500	M	Lucile Packard Stanford Hospital 5% 8/15/2055	588,015
500	M	Stanford Hospital 5.25% 11/15/2031	588,315
1,000	M	Sutter Health 5% 8/15/2043	1,167,650
		California Statewide Communities Dev. Auth. Revenue:
1,000	M	St. Joseph's 5.125% 7/1/2024	1,094,230
500	M	Sutter Health 5.5% 8/15/2026	594,930
			5,158,090

		Lease—5.8%
		California State Public Works Lease Revenue:
500	M	5% 12/1/2029		597,820
1,000	M	5.5% 11/1/2030		1,245,910
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028		1,123,980
				2,967,710
		Other Revenue—1.1%
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2028		551,255
		Other Tax—7.3%
330	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017		339,379
1,000	M	Riverside County Trans. Commission Sales Tax Rev.
		5% 6/1/2032		1,143,340
1,000	M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028		1,207,390
1,000	M	West Contra Costa Healthcare COP 5.375% 7/1/2024		1,014,980
				3,705,089
		Pre-Refunded/Escrowed-to-Maturity—8.2%
750	M	Bakersfield Wastewater Rev. 5% 9/15/2017 (a)		797,025
1,000	M	California Hlth. Facs. Fing. Auth. Rev. 6.5% 10/1/2018 (a)		1,143,350
1,000	M	San Bernardino Cmnty. College District 6.5% 8/1/2018 (a)		1,133,360
1,000	M	San Francisco City & County Airport Rev. 5.25% 5/1/2018 (a)		1,094,920
				4,168,655
		State General Obligation—6.9%
		California State Various Purpose:
1,000	M	5% 9/1/2031		1,205,810
2,000	M	5% 4/1/2037		2,345,900
				3,551,710
		Toll & Turnpike—2.3%
1,000	M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2032		1,187,150
		Transportation—2.3%
1,000	M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032		1,187,900
		Water/Sewer—13.6%
420	M	Eastern Municipal Water Dist. 5% 7/1/2033 (c)		520,745
		Los Angeles Wastewater System Revenue:
1,000	M	5% 6/1/2027		1,159,130
1,000	M	5% 6/1/2035		1,211,850
500	M	Metropolitan Water Dist. So. Cal. 5% 7/1/2029		564,310
1,000	M	Mojave Water Agency COP 5.5% 6/1/2029		1,118,730
1,000	M	San Diego County Water Authority 5% 5/1/2033		1,190,290
1,000	M	San Francisco City & Cnty. Pub. Util. Commission 5% 11/1/2035		1,181,300
				6,946,355
Total Value of Municipal Bonds (cost $46,456,353)			102.0%	52,062,161
Excess of Liabilities Over Other Assets			(2.0)	(1,024,507)
Net Assets			100.0%	$51,037,654

At March 31, 2016, the cost of municipal investments for federal income tax purposes was $46,456,353. Accumulated net unrealized appreciation on investments was $5,605,808, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
CONNECTICUT TAX EXEMPT FUND
March 31, 2016

Principal
Amount		Security	Value
		MUNICIPAL BONDS—98.9%
		Appropriation—11.6%
$1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034	$1,095,340
1,000	M	Connecticut State Hlth. & Educ. Facs. Auth. Rev.
		(State Supported Child Care) 5% 7/1/2028	1,133,310
1,750	M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024	1,836,398
			4,065,048
		Education—12.7%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Connecticut College 5% 7/1/2041	1,134,910
1,000	M	Loomis Chafee School 5% 7/1/2030	1,077,360
1,000	M	Wesleyan University 5% 7/1/2035	1,132,320
1,000	M	University of Connecticut 4.75% 2/15/2029	1,095,900
			4,440,490
		Electric—1.7%
500	M	Connecticut St. Transmission Muni. Elec. Energy Rev.
		5% 1/1/2030	574,045
		General Obligation—6.6%
1,000	M	Hartford 5% 4/1/2031	1,122,080
1,000	M	Waterbury 5% 12/1/2032	1,168,840
			2,290,920
		Health Care—7.5%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500	M	Ascension Health Credit Group 5% 11/15/2040	554,740
		Middlesex Hospital:
350	M	5% 7/1/2026	394,166
460	M	5% 7/1/2027	515,517
1,000	M	Trinity Health Corp. 5% 12/1/2045	1,164,560
			2,628,983
		Other Revenue—1.7%
500	M	Connecticut State Revolving Fund 5% 3/1/2034	603,340
		Other Tax—5.7%
		Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000	M	5% 11/1/2025	1,099,950
750	M	5% 8/1/2035	890,768
			1,990,718

		Pre-Refunded/Escrowed-to-Maturity—32.6%
1,000	M	Bridgeport 5% 12/1/2016 (a)		1,029,860
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Child Care Facilities Program 6% 7/1/2018 (a)		1,115,590
1,000	M	Quinnipiac University 5.75% 7/1/2018 (a)		1,110,500
1,000	M	Renbrook School 5% 7/1/2017 (a)		1,054,120
1,000	M	Salisbury School 5% 7/1/2018 (a)		1,092,870
1,000	M	Westminster School 5% 7/1/2017 (a)		1,054,120
1,000	M	William W. Backus Hospital 5% 7/1/2018 (a)		1,093,340
		Yale-New Haven Hospital:
500	M	5% 7/1/2016 (a)		505,360
500	M	5.25% 7/1/2020 (a)		587,625
1,000	M	Connecticut State Special Tax Obligation Rev. 5% 8/1/2017 (a)		1,057,810
1,500	M	New Haven 5% 3/1/2019 (a)		1,677,945
				11,379,140
		State General Obligation—3.3%
1,000	M	Connecticut State 5% 11/1/2031		1,157,720
		Water/Sewer—15.5%
1,000	M	Greater New Haven Water Pollution Control 5% 8/15/2030		1,200,630
		Hartford Cnty. Met. Dist. Clean Water Project Revenue:
1,000	M	5% 4/1/2036		1,160,850
500	M	5% 11/1/2042		582,985
1,000	M	South Central Connecticut Regl. Water Auth. Rev. 5.25% 8/1/2029		1,076,910
		Stamford Water Pollution Control Sys.& Fac. Revenue:
400	M	5% 9/15/2030		493,984
750	M	5.5% 8/15/2038		905,655
				5,421,014
Total Value of Municipal Bonds (cost $31,835,905)			98.9%	34,551,418
Other Assets, Less Liabilities			1.1	371,204
Net Assets			100.0%	$34,922,622

At March 31, 2016, the cost of municipal investments for federal income tax purposes was $31,835,905. Accumulated net unrealized appreciation on investments was $2,715,513, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
MASSACHUSETTS TAX EXEMPT FUND
March 31, 2016

Principal
Amount		Security	Value
		MUNICIPAL BONDS—98.7%
		Education—34.4%
$1,000	M	Massachusetts State College Building Auth. 5% 5/1/2035	$1,129,220
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	Boston University 5.6% 10/1/2035	1,145,520
1,000	M	Lesley University 5.25% 7/1/2033	1,147,740
500	M	Phillips Academy 5% 9/1/2038	592,310
400	M	Massachusetts State Edl. Fing. Auth. 6% 1/1/2028	424,568
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Berklee College of Music 5% 10/1/2037	1,057,280
1,000	M	Harvard University 5.5% 11/15/2036	1,121,360
1,000	M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039	1,176,770
			7,794,768
		General Obligation—8.4%
500	M	Quincy 5% 12/1/2028	575,125
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2033	1,100,610
215	M	Worcester 5.5% 8/15/2017	215,944
			1,891,679
		Health Care—7.4%
500	M	Massachusetts State Dev. Fin. Agy. Rev. 5% 7/1/2047	583,490
1,000	M	Massachusetts State Hlth. & Educ. Facs. Auth. Rev. 5.375% 2/1/2027	1,091,870
			1,675,360
		Housing—4.8%
1,000	M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035	1,089,720
		Other Tax—10.3%
1,000	M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032	1,168,700
1,000	M	Massachusetts State Trans. Accelerated Brdg. Prog. 5% 6/1/2036	1,162,280
			2,330,980
		Pre-Refunded/Escrowed-to-Maturity—9.8%
1,000	M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2018 (a)	1,094,520
1,000	M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2018 (a)	1,118,700
			2,213,220
		State General Obligation—5.9%
1,000	M	Massachusetts State 5.5% 8/1/2030	1,347,970
		Toll & Turnpike—5.0%
1,000	M	Massachusetts State Dept. of Trans. 5% 1/1/2035	1,129,880
		Water/Sewer—12.7%
500	M	Boston Water & Sewer Commission Rev. 5% 11/1/2030	601,660
1,000	M	Massachusetts State Water Res. Auth. 5% 8/1/2031	1,148,370
1,000	M	Springfield Water & Sewer Comm. Rev. 5.75% 10/15/2025	1,118,910

		2,868,940
Total Value of Municipal Bonds (cost $19,841,380)	98.7%	22,342,517
Other Assets, Less Liabilities	1.3	286,206
Net Assets	100.0%	$22,628,723

At March 31, 2016, the cost of municipal investments for federal income tax purposes was $19,841,380. Accumulated net unrealized appreciation on investments was $2,501,137, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
MICHIGAN TAX EXEMPT FUND
March 31, 2016

Principal
Amount		Security		Value
		MUNICIPAL BONDS—99.0%
		Airport—4.3%
$750	M	Wayne County Airport Auth. Rev. 5% 12/1/2045		$864,825
		Combined Utility—2.9%
500	M	Lansing Brd. Wtr. & Lt. Utility Sys. Revenue 5% 7/1/2029		584,715
		Education—8.3%
1,000	M	Ferris State University 5% 10/1/2028		1,087,000
500	M	Western Michigan University 5.25% 11/15/2033		586,160
				1,673,160
		Electric—3.3%
500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		656,555
		General Obligation—16.3%
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025		1,089,610
1,000	M	Goodrich Area School District 5.5% 5/1/2032		1,168,040
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030		1,029,570
				3,287,220
		Health Care—10.0%
1,000	M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029		1,150,430
750	M	Michigan State Fin. Auth. 5% 12/1/2045		868,455
				2,018,885
		Lease—5.6%
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025		1,135,850
		Other Tax—8.2%
500	M	Detroit Distributable State Aid 5% 11/1/2030		539,250
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029		1,120,910
				1,660,160
		Pre-Refunded/Escrowed-to-Maturity—15.2%
1,000	M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2018 (a)		1,141,300
800	M	Troy City School District 5% 5/1/2016 (a)		803,104
1,000	M	Wyandotte Electric Rev. 5.25% 4/1/2019 (a)		1,127,360
				3,071,764
		State General Obligation—5.5%
1,000	M	Michigan State 5% 11/1/2022		1,105,740
		Water/Sewer—19.4%
1,000	M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033		1,167,710
1,000	M	Detroit Water Supply System Revenue 5.5% 7/1/2027		1,087,920
1,000	M	Grand Rapids Water Supply 5% 1/1/2029		1,096,760
500	M	Saginaw Water Supply System Revenue 5% 7/1/2031		564,430
				3,916,820
Total Value of Municipal Bonds (cost $18,020,227)			99.0%	19,975,694
Other Assets, Less Liabilities			1.0	195,832
Net Assets			100.0%	$20,171,526

At March 31, 2016, the cost of municipal investments for federal income tax purposes was $18,020,227. Accumulated net unrealized appreciation on investments was $1,955,467, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
MINNESOTA TAX EXEMPT FUND
March 31, 2016

Principal
Amount		Security	Value
		MUNICIPAL BONDS—99.1%
		Airport—2.4%
$500	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Revenue 5% 1/1/2026	$515,395
		Appropriation—5.6%
1,000	M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029	1,187,890
		Education—13.4%
750	M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031	866,003
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Carleton College 5% 1/1/2028	532,615
250	M	Gustavus Adolfus College 5% 10/1/2031	278,730
500	M	Macalester College 5% 6/1/2035	566,735
		University of Minnesota:
250	M	5% 4/1/2041 (c)	299,950
250	M	5.25% 12/1/2030	295,928
			2,839,961
		Electric—10.6%
250	M	Minnesota St. Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035	284,077
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500	M	5% 1/1/2021	534,240
500	M	5% 1/1/2026	533,790
250	M	Southern Minnesota Municipal Pwr. Agy. Rev. 5% 1/1/2041	292,908
500	M	Western Minnesota Municpal Pwr. Agy. 5% 1/1/2036	597,035
			2,242,050
		General Obligation—16.4%
500	M	Bemidji 5% 2/1/2028	575,675
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026	774,536
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	534,830
500	M	Hennepin County 5% 12/1/2025	515,240
500	M	Scott County 5% 12/1/2023	532,495
500	M	St. Louis County 5% 12/1/2023	532,495
			3,465,271
		Health Care—14.4%
465	M	Minneapolis Health Care Sys. Rev. 6.5% 11/15/2038	523,883
750	M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care 5% 2/15/2030	835,455
		St. Cloud Health Care Revenue:
250	M	5.125% 5/1/2030	282,737
500	M	5.375% 5/1/2031	552,870
750	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029	845,430
			3,040,375

		Housing—4.7%
		Minnesota State Housing Finance Agency:
95	M	Multi-Family Housing 5.05% 7/1/2034		101,105
		Rental Housing Revenue:
250	M	5% 8/1/2030		269,472
300	M	5.05% 8/1/2031		330,558
220	M	5% 8/1/2033		241,470
45	M	Single-Family Housing Rev. 5.9% 7/1/2028		46,572
				989,177
		Lease—8.4%
600	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027		640,200
		Minnesota State Housing Finance Agency Revenue:
250	M	Nonprofit Housing Rev. 5% 8/1/2031		285,037
		State Appropriation:
250	M	5% 8/1/2035		293,050
250	M	5% 8/1/2036		290,820
250	M	Minnetonka Indpt. Sch. Dist. #276 COP 5% 3/1/2029		276,415
				1,785,522
		Other Tax—6.8%
300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030		358,584
1,000	M	Minnesota State 911 Rev. 5% 6/1/2024		1,084,760
				1,443,344
		Pre-Refunded/Escrowed-to-Maturity—16.4%
500	M	Dakota County Cmnty. Dev. Agy. 5% 7/1/2017 (a)		524,295
750	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2017 (a)		792,458
		Minnesota State:
245	M	5% 8/1/2017 (a)		258,757
500	M	5% 6/1/2018 (a)		545,090
250	M	Minnesota State Higher Ed. Facs. Auth. Rev. 5.25% 4/1/2017 (a)		261,572
400	M	New Brighton 5% 2/1/2017 (a)		413,500
500	M	Southern Minnesota Municipal Pwr. Agy. Rev. 5.25% 1/1/2019 (a)		558,870
100	M	University of Minnesota 5.75% 7/1/2017		106,214
				3,460,756
Total Value of Municipal Bonds (cost $19,205,403)			99.1%	20,969,741
Other Assets, Less Liabilities			.9	187,551
Net Assets			100.0%	$21,157,292

At March 31, 2016, the cost of municipal investments for federal income tax purposes was $19,205,403. Accumulated net unrealized appreciation on investments was $1,764,338, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NEW JERSEY TAX EXEMPT FUND
March 31, 2016

Principal
Amount		Security	Value
		MUNICIPAL BONDS—99.7%
		Appropriation—11.7%
$1,000	M	Garden St. Preservation Trust Open Space & Farmland
		5.75% 11/1/2028	$1,277,120
		New Jersey State Health Care Facs. Fing. Auth. Revenue
		Hospital Asset Transformation Program:
1,000	M	5% 10/1/2028	1,069,510
1,000	M	5.75% 10/1/2031	1,118,600
		New Jersey St. Trans. Trust Fund Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020	1,134,120
1,000	M	5.5% 12/15/2038	1,088,460
			5,687,810
		Education—16.0%
		New Jersey Educational Facilities Auth. Revenue:
		Montclair State University:
1,000	M	5% 7/1/2036	1,159,590
1,000	M	5% 7/1/2039	1,134,990
1,000	M	New Jersey City University 5% 7/1/2028	1,077,480
1,000	M	Princeton University 5% 7/1/2034	1,131,030
		Rowan University:
1,000	M	5% 7/1/2025	1,086,310
1,000	M	5% 7/1/2026	1,085,140
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030	1,107,120
			7,781,660
		General Obligation—26.3%
500	M	Bayonne 5% 7/1/2039 (c)	574,020
1,000	M	Bergen County Impt. Auth. 5% 2/15/2039	1,169,830
1,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040	1,171,160
1,000	M	Cumberland County Impt. Auth. Rev. Solid Waste Sys.
		5.125% 1/1/2025	1,033,920
1,000	M	Elizabeth 5.25% 4/15/2027	1,144,640
1,000	M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027	1,326,500
1,000	M	Hudson County Impt. Auth. Pkg. Rev. 5.125% 1/1/2034	1,099,550
1,000	M	Jersey City 5% 1/15/2026	1,094,280
1,000	M	Livingston Twp. Sch. Dist. 5% 7/15/2037	1,177,020
605	M	Middlesex County 5% 1/15/2029 (c)	755,863
1,000	M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029	1,157,020
415	M	Montclair Twp. 5% 1/1/2037	478,192
500	M	Passaic County Impt. Auth. Rev. 5% 8/1/2031	593,395
			12,775,390

		Health Care—6.7%
		New Jersey State Health Care Facs. Fing. Auth. Revenue:
2,000	M	Hackensack University Medical Center 5.25% 1/1/2031	2,129,740
1,000	M	Virtua Health 5.5% 7/1/2038	1,123,680
			3,253,420
		Housing—6.1%
600	M	New Jersey State Hsg. & Mtg. Fin. Agy. Rev.
		6.375% 10/1/2028	621,486
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2038	2,340,740
			2,962,226
		Industrial Development Revenue/Pollution Control Revenue—4.2%
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	2,011,436
		Lease—9.5%
1,000	M	Hudson County Impt. Auth. Lease Rev. 5.375% 10/1/2024	1,245,130
1,000	M	Mercer County Impt. Auth. 5% 9/1/2040	1,165,670
		New Jersey State COP Equip. Lease Purchase Revenue:
1,000	M	5.25% 6/15/2027	1,094,520
1,000	M	5.25% 6/15/2028	1,091,270
			4,596,590
		Other Tax—1.5%
650	M	New Jersey Environmental Infrastructure Trust 5% 9/1/2027	714,714
		Pre-Refunded/Escrowed-to-Maturity—5.7%
520	M	Atlantic County Impt. Auth. Lux. Tax 7.4% 7/1/2016	527,592
1,000	M	Bayonne 5.25% 7/1/2019 (a)	1,137,450
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2018 (a)	1,111,310
			2,776,352
		Toll & Turnpike—7.2%
1,000	M	Delaware River Port Authority of Pennsylvania & New Jersey 5% 1/1/2030	1,182,840
		New Jersey St. Turnpike Auth. Revenue:
1,000	M	5% 1/1/2029	1,178,150
1,000	M	5% 1/1/2031	1,115,120
			3,476,110
		Transportation—2.3%
1,000	M	Port Authority of New York & New Jersey
		5% 10/15/2031	1,139,430
		Water/Sewer—2.5%
1,000	M	Passaic Valley Water Commission 5% 12/15/2029	1,193,750
Total Value of Municipal Bonds (cost $43,764,190)		99.7%	48,368,888
Other Assets, Less Liabilities		.3	147,190
Net Assets		100.0%	$48,516,078

At March 31, 2016, the cost of municipal investments for federal income tax purposes was $43,764,190. Accumulated net unrealized appreciation on investments was $4,604,698, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NEW YORK TAX EXEMPT FUND
March 31, 2016

Principal
Amount		Security	Value
		MUNICIPAL BONDS—99.0%
		Appropriation—8.5%
$2,000	M	Hudson Yards Infra. Corp. Rev. 5.75% 2/15/2047	$2,322,520
1,000	M	New York City Transitional Fin. Auth. Bldg. Aid Rev. 5% 7/15/2033	1,180,310
		New York State Dormitory Authority Revenue:
3,000	M	City University 6% 7/1/2020	3,529,710
1,000	M	Mental Health Services 5% 2/15/2033	1,088,670
1,500	M	State University 5.25% 5/15/2021	1,786,470
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	3,043,742
			12,951,422
		Education—16.5%
500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032	564,895
1,000	M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
		5% 5/1/2030	1,121,790
		Madison County Capital Resource Corp. Revenue:
1,000	M	5% 7/1/2035	1,181,720
1,210	M	5% 7/1/2039	1,412,675
		New York State Dormitory Authority Revenue:
2,350	M	Colgate University 6% 7/1/2021	2,681,985
1,000	M	Columbia University 5% 10/1/2041	1,156,250
3,000	M	Cornell University 5% 7/1/2040	3,415,440
1,000	M	Fordham University 5% 7/1/2028	1,184,100
		New York University:
1,610	M	6% 7/1/2018	1,797,066
2,000	M	5% 7/1/2030	2,408,240
1,000	M	5% 7/1/2037	1,174,210
1,200	M	Pratt Institute 5% 7/1/2034	1,322,076
500	M	Skidmore College 5% 7/1/2027	580,205
3,500	M	The New School 5.5% 7/1/2043	4,053,140
1,000	M	Onondaga County Cultural Resource Rev. 5% 12/1/2030	1,195,800
			25,249,592
		Electric—.9%
1,200	M	Long Island Power Auth. Elec. Rev. 5% 5/1/2044	1,376,352
		General Obligation—12.3%
5,000	M	Erie County Indl. Dev. Agy. 5.75% 5/1/2026	5,274,350
500	M	Haverstraw-Stony Point Central School Dist. 5% 10/15/2036	585,025
1,000	M	Monroe County 5% 6/1/2029	1,110,210
		New York State Dormitory Authority Revenue:
5,520	M	Albany Public Library 5% 7/1/2030	5,669,316
1,000	M	Master Boces Program 5% 8/15/2028	1,108,180

		School Districts Financing Program:
1,000	M	Albany 5% 10/1/2031	1,121,450
3,400	M	Croton Hudson 5.625% 10/1/2029	3,886,778
			18,755,309
		Health Care—1.7%
625	M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev. 5.5% 4/1/2030	722,406
		New York State Dormitory Authority Revenue (NYSARC):
1,140	M	5% 7/1/2025	1,296,100
500	M	6% 7/1/2036	571,270
			2,589,776
		Housing—2.1%
1,000	M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031	1,176,670
1,840	M	New York City Hsg. Dev. Corp. Rev. (Multi-Family Hsg. Rev.)
		5% 11/1/2026	2,049,410
			3,226,080
		Lease—3.8%
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,410,925
1,000	M	Yankee Stadium Pilot 7% 3/1/2049	1,162,630
2,500	M	New York State Dormitory Authority Rev. (Court Facs. Lease)
		5.5% 5/15/2027	3,287,275
			5,860,830
		Other Tax—22.0%
5,000	M	JPMorgan Chase Putters 7.973% 12/15/2024 (b)	6,102,800
		New York City Transitional Fin. Auth. Revenue:
2,500	M	5% 2/1/2028	2,912,550
1,000	M	5% 11/1/2033	1,146,550
3,000	M	5% 11/1/2038	3,413,670
2,000	M	5% 8/1/2042	2,328,160
1,000	M	New York State Convention Center Dev. Corp. Rev. 5% 11/15/2040	1,172,440
		New York State Dormitory Authority Revenue:
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026	2,787,550
3,000	M	5.75% 3/15/2036	3,418,110
		Sales Tax Revenue:
3,500	M	5% 3/15/2038	4,053,000
3,500	M	5% 3/15/2042	4,142,110
2,000	M	New York State Urban Corp. Dev. Corp. Rev. 5% 12/15/2027	2,140,460
			33,617,400
		Pre-Refunded/Escrowed-to-Maturity—15.7%
5,000	M	Long Island Power Auth. Elec. Rev. 5.5% 5/1/2019 (a)	5,679,900
4,405	M	Nassau Ctny. 5% 10/1/2019 (a)	5,032,404
3,000	M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2018 (a)	3,355,230
		New York State Dormitory Authority Revenue:
105	M	Judicial Facs. Lease 7.375% 7/1/2016	106,662
1,000	M	St. John's University 5% 7/1/2017 (a)	1,054,380
		New York State Thruway Authority Revenue:
1,185	M	5% 10/1/2017 (a)	1,262,274
1,925	M	5% 4/1/2018 (a)	2,087,720
3,645	M	Suffolk County Water Auth. Rev. 6% 6/1/2017	3,770,643
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2018 (a)	1,663,635
			24,012,848

		Transportation—9.2%
		Metropolitan Trans. Auth. New York Revenue:
2,000	M	Dedicated Tax Rev. 5.25% 11/15/2036		2,478,620
5,000	M	Trans. Rev. 5% 11/15/2029		5,876,300
5,000	M	Port Authority of New York & New Jersey 5% 10/15/2031		5,697,150
				14,052,070
		Water/Sewer—6.2%
		Buffalo Muni. Water Fin. Auth. Revenue:
500	M	5% 7/1/2029		602,190
250	M	5% 7/1/2030		298,700
250	M	5% 7/1/2031		296,778
300	M	5% 7/1/2032		354,249
		New York City Muni. Water Fin. Auth. Revenue:
2,750	M	6% 6/15/2021		3,427,545
2,000	M	5% 6/15/2032		2,334,240
1,000	M	5% 6/15/2043		1,148,800
		Western Nassau Cnty. Water Auth. Revenue:
500	M	5% 4/1/2034		590,030
300	M	5% 4/1/2035		352,185
				9,404,717
Total Market Value of Municipal Bonds (cost $135,535,867)			99.0%	151,096,396
Other Assets, Less Liabilities			1.0	1,593,101
Net Assets			100.0%	$152,689,497

At March 31, 2016, the cost of municipal investments for federal income tax purposes was $135,535,867. Accumulated net unrealized appreciation on investments was $15,560,529, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NORTH CAROLINA TAX EXEMPT FUND
March 31, 2016

Principal
Amount		Security		Value
		MUNICIPAL BONDS—98.4%
		Combined Utility—11.4%
$1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2027		$1,098,770
1,000	M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030		1,160,740
				2,259,510
		Education—6.0%
500	M	North Carolina State Capital Facs. Fin. Agy. Rev. 5% 10/1/2041		597,650
545	M	University of North Carolina Sys. Pool 5% 10/1/2025		596,562
				1,194,212
		Health Care—16.6%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5.25% 1/15/2034		1,100,100
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026		1,102,440
1,000	M	New Hanover Cnty. Hosp. Rev. 5% 10/1/2027		1,111,490
				3,314,030
		Lease—19.5%
1,000	M	Charlotte COP 5% 6/1/2029		1,120,120
1,000	M	Durham County COP 5% 6/1/2027		1,117,800
500	M	Harnett County COP 5% 6/1/2027		545,515
1,000	M	Salisbury COP 5.625% 3/1/2026		1,105,950
				3,889,385
		Pre-Refunded/Escrowed-to-Maturity—31.1%
		Cabarrus County Certificate of Participation:
800	M	County Jail Lease 5.25% 6/1/2018 (a)		877,064
1,000	M	Installment Fing. Contract 5% 1/1/2019 (a)		1,113,280
1,000	M	Lincoln County 5.5% 6/1/2018 (a)		1,101,690
1,000	M	Monroe COP 5.5% 3/1/2019 (a)		1,133,310
410	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019		445,752
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2019 (a)		1,160,160
325	M	University of North Carolina Sys. Pool 5% 10/1/2018 (a)		358,592
				6,189,848
		Toll & Turnpike—5.5%
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026		1,103,990
		Water/Sewer—8.3%
1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034		1,118,730
465	M	Dare County Utilities Sys. Rev. 5% 2/1/2031		531,602
				1,650,332
Total Market Value of Municipal Bonds (cost $17,578,964)			98.4%	19,601,307
Other Assets, Less Liabilities			1.6	320,843
Net Assets			100.0%	$19,922,150

At March 31, 2016, the cost of municipal investments for federal income tax purposes was $17,578,964. Accumulated net unrealized appreciation on investments was $2,022,343, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
OHIO TAX EXEMPT FUND
March 31, 2016

Principal
Amount		Security	Value
		MUNICIPAL BONDS—98.1%
		Education—15.5%
$500	M	Kent State University General Receipts 5% 5/1/2042	$561,420
500	M	Ohio St. Higher Educational Fac. Rev. (Univ. of Dayton Proj.) 5.375% 12/1/2030	577,445
1,000	M	University of Akron General Receipts 5% 1/1/2028	1,124,800
1,000	M	Youngstown State University General Receipts 5.25% 12/15/2029	1,118,220
			3,381,885
		General Obligation—12.5%
500	M	Defiance City School District 5% 12/1/2039	584,665
400	M	Jefferson County Jail Construction 5.75% 12/1/2019	437,168
1,000	M	Lebanon City School District 5.25% 12/1/2043	1,142,760
500	M	Madison Local School District Richland County 5% 12/1/2034	570,395
			2,734,988
		Health Care—15.3%
500	M	Allen County Hospital Facs. Rev. 5% 11/1/2043	565,265
500	M	Franklin County Hospital Facs. Rev. 5% 5/15/2030	597,135
1,000	M	Montgomery County Rev. 5.5% 5/1/2034	1,118,490
1,000	M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033	1,075,710
			3,356,600
		Housing—.9%
195	M	Ohio State Hsg. Fin. Agy. Residential Mtg. Rev. 6.125% 9/1/2028	203,592
		Lease—5.4%
1,000	M	Ohio State Capital Facs. Lease Rev. 5% 4/1/2027	1,173,140
		Other Revenue—5.3%
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030	1,154,890
		Pre-Refunded/Escrowed-to-Maturity—31.0%
500	M	American Mun. Power Rev. 5.375% 2/15/2019 (a)	563,905
1,000	M	Beavercreek County School District 5% 6/1/2019 (a)	1,128,650
1,000	M	Franklin County 5% 12/1/2017 (a)	1,071,080
1,000	M	Ohio State 5.375% 3/1/2018 (a)	1,087,818
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2018 (a)	454,460
250	M	6.125% 12/1/2018 (a)	284,860
1,000	M	St. Mary's City School District 5% 6/1/2018 (a)	1,090,590
1,000	M	Wapakoneta City School District 5% 6/1/2018 (a)	1,090,590
			6,771,953
		Toll & Turnpike—1.6%
300	M	Ohio State Turnpike Commission 5% 2/15/2028	357,807
		Water/Sewer—10.6%
1,000	M	Northeast Regional Swr. District Rev. 5% 11/15/2038	1,174,260
1,000	M	Toledo Waterworks Rev. 5% 11/15/2038	1,155,800
			2,330,060

Total Value of Municipal Bonds (cost $19,449,624)	98.1%	21,464,915
Other Assets, Less Liabilities	1.9	412,760
Net Assets	100.0%	$21,877,675

At March 31, 2016, the cost of municipal investments for federal income tax purposes was $19,449,624. Accumulated net unrealized appreciation on investments was $2,015,291, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
OREGON TAX EXEMPT FUND
March 31, 2016

Principal
Amount		Security	Value
		MUNICIPAL BONDS—98.8%
		Airport—5.3%
		Jackson County Airport Revenue:
$200	M	5% 12/1/2032	$245,038
200	M	5% 12/1/2033	243,832
		Port of Portland Airport Revenue:
1,000	M	5% 7/1/2029	1,093,810
1,000	M	5% 7/1/2031	1,215,420
			2,798,100
		Appropriation—1.3%
565	M	Home Forward Multi-Family Hsg. Rev. 5% 1/1/2029	660,897
		Education—7.2%
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029	1,142,910
1,250	M	Oregon State Univ. Gen. Rev. 5% 4/1/2045	1,454,475
1,000	M	University of Oregon 5% 4/1/2045	1,173,090
			3,770,475
		Electric—6.6%
1,000	M	Central Lincoln Util. Dist. 5% 12/1/2045	1,164,880
2,000	M	Eugene Electric Util. Rev. 5% 8/1/2038	2,326,760
			3,491,640
		General Obligation—29.1%
		Beaverton School District #48J:
750	M	5% 6/1/2031	838,117
1,500	M	5.125% 6/1/2036	1,678,170
1,000	M	Central Oregon Community College District 5% 6/15/2030	1,140,350
1,000	M	Clackamas County School District #7J, 5.25% 6/1/2021	1,205,720
		Jackson County School District #549C:
1,000	M	5% 12/15/2027	1,072,450
1,000	M	5% 6/15/2030	1,091,630
1,000	M	Linn County School District #55, 5.5% 6/15/2027	1,340,040
1,000	M	Marion County School District #103, 5% 6/15/2035	1,194,420
1,000	M	Multnomah County School District #3, 5% 6/30/2035	1,158,530
1,225	M	Newport Zero Coupon 6/1/2029	862,057
500	M	Redmond Terminal Expansion Project 5% 6/1/2034	549,595
1,000	M	Salem 5% 6/1/2028	1,116,150
1,000	M	Umatilla County School District #16, 5% 6/15/2033	1,190,930
1,000	M	Washington County School District #15 Zero Coupon 6/15/2023	865,320
			15,303,479
		Health Care—13.5%
1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035	1,063,700
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,151,810
500	M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2037	559,635
1,650	M	Oregon State Facs. Auth. Rev. 5% 10/1/2045	1,937,430

		Oregon State Health Sciences Univ. Revenue:
1,500	M	5% 7/1/2032	1,765,035
500	M	5% 7/1/2039	595,930
			7,073,540
		Housing—.4%
190	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030	201,284
		Industrial Development Revenue/Pollution Control Revenue—1.0%
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033	552,940
		Other Tax—3.4%
500	M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030	564,905
1,000	M	Tri-County Metropolitan Transportation Dist. 5% 9/1/2040	1,191,930
			1,756,835
		Pre-Refunded/Escrowed-to-Maturity—16.5%
1,000	M	Chemeketa Community College District 5% 6/15/2018 (a)	1,092,100
1,000	M	Clackamas & Washington Counties Sch. District #3, 5% 6/15/2019 (a)	1,128,460
1,000	M	Deschutes & Jefferson Counties School District #2J, 6% 6/15/2018 (a)	1,113,680
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2018 (a)	1,083,070
2,000	M	Oregon State Department Trans. Hwy. User Tax Rev. 5% 11/15/2016 (a)	2,054,660
1,000	M	Polk Marion & Benton Counties School District #13J, 5% 6/15/2019 (a)	1,129,140
1,000	M	Yamhill County School District #40, 5% 6/15/2017 (a)	1,052,310
			8,653,420
		Water/Sewer—14.5%
		Clackamas River Water Revenue:
1,000	M	5% 11/1/2043	1,172,720
665	M	5% 11/1/2046	778,695
500	M	Hermiston Wtr. & Swr. Sys. 5% 11/1/2034	581,740
750	M	Lane County Met. Wastewater 5.25% 11/1/2028	826,688
1,000	M	Portland Sewer System Rev. 4.75% 6/15/2025	1,081,670
500	M	Portland Water Sys. Rev. 5% 5/1/2034	574,765
2,195	M	Tigard Water Sys. Rev. 5% 8/1/2031	2,612,160
			7,628,438
Total Value of Municipal Bonds (cost $47,040,635)		98.8%	51,891,048
Other Assets, Less Liabilities		1.2	609,833
Net Assets		100.0%	$52,500,881

At March 31, 2016, the cost of municipal investments for federal income tax purposes was $47,040,635. Accumulated net unrealized appreciation on investments was $4,850,413, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
PENNSYLVANIA TAX EXEMPT FUND
March 31, 2016

Principal
Amount		Security	Value
		MUNICIPAL BONDS—99.6%
		Airport—3.1%
$1,000	M	Philadelphia Airport Rev. 5.375% 6/15/2029	$1,051,500
		Appropriation—3.2%
1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031	1,101,730
		Education—4.9%
1,000	M	Northampton Cnty. Auth. Rev. 5.5% 11/15/2033	1,117,770
500	M	State Pub. Sch. Bldg. 5.5% 3/1/2031	581,050
			1,698,820
		General Obligation—32.1%
955	M	Beaver County 5.55% 11/15/2031	1,021,105
500	M	Boyertown Area School District 5% 10/1/2036	576,415
1,000	M	Centennial Bucks County School District 5.125% 12/15/2032	1,111,030
1,000	M	East Stroudsburg Area School District 5% 9/1/2029	1,069,750
1,000	M	Easton Area School District 5.2% 4/1/2028	1,077,060
1,000	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035	1,105,160
1,000	M	Penn Delco School District 5% 6/1/2034	1,154,560
955	M	Philadelphia School District 6% 9/1/2038	1,013,475
700	M	Reading 6.25% 11/1/2033	779,583
1,000	M	Scranton School District 5% 7/15/2027	1,048,600
1,000	M	West Mifflin Area School District 5.375% 4/1/2028	1,104,200
			11,060,938
		Health Care—16.0%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029	1,129,810
1,000	M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031	1,181,310
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034	1,099,280
1,000	M	Penn. St. Higher Educ. Facs. Auth. Hlth. Rev. 5.5% 8/15/2018	1,108,790
500	M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032	572,780
430	M	Southcentral Gen. Auth. Rev. 6% 6/1/2025	465,690
			5,557,660
		Other Tax—5.1%
1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	1,182,060
500	M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031	566,530
			1,748,590
		Pre-Refunded/Escrowed-to-Maturity—11.9%
860	M	Daniel Boone Area School District 5% 8/15/2018 (a)	944,116
1,000	M	Methacton School District 6.375% 3/1/2024 (a)	1,106,740
1,000	M	Penn. St. Turnpike Comm. Rev. 6% 6/1/2028 (a)	1,112,030
300	M	Reading 6.25% 11/1/2018 (a)	341,316
570	M	Southcentral Gen. Auth. Rev. 6% 6/1/2018 (a)	631,902
			4,136,104

		Toll & Turnpike—6.6%
		Pennsylvania State Turnpike Comm. Revenue:
1,000	M	5% 6/1/2029		1,108,500
1,000	M	5% 12/1/2030		1,153,270
				2,261,770
		Water/Sewer—16.7%
1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035		1,134,070
500	M	Delaware County Regl. Water Quality Control Auth. Rev. 5% 5/1/2040		579,845
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,115,420
500	M	North Penn Water Auth. Rev. 5% 11/1/2032		579,145
1,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		1,182,700
1,000	M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031		1,155,860
				5,747,040
Total Value of Bonds (cost $30,815,455)			99.6%	34,364,152
Other Assets, Less Liabilities			.4	148,769
Net Assets			100.0%	$34,512,921

At March 31, 2016, the cost of municipal investments for federal income tax purposes was $30,815,455. Accumulated net unrealized appreciation on investments was $3,548,697 consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
VIRGINIA TAX EXEMPT FUND
March 31, 2016

Principal
Amount		Security	Value
		MUNICIPAL BONDS—100.3%
		Airport—6.4%
$1,000	M	Capital Regional Airport Rev. 5% 7/1/2024	$1,080,490
		Metropolitan Washington, D.C. Airport Auth. Sys. Revenue:
1,000	M	5% 10/1/2026	1,128,400
500	M	5% 10/1/2034	593,955
			2,802,845
		Appropriation—7.3%
		Arlington County Indl. Dev. Auth. Revenue:
500	M	5% 2/15/2029	563,175
500	M	5% 2/15/2030	565,110
1,750	M	Virginia State Commonwealth Trans. Rev. 5% 5/15/2034	2,031,925
			3,160,210
		Combined Utility—3.9%
		Richmond Public Util. Revenue:
500	M	5% 1/15/2038	582,340
1,000	M	5% 1/15/2040	1,099,350
			1,681,690
		Education—4.0%
1,000	M	Lexington Indl. Dev. Auth. Educ. Facs. Rev. 5% 1/1/2043	1,142,870
500	M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2034	586,880
			1,729,750
		General Obligation—9.4%
1,000	M	Norfolk 5% 8/1/2034	1,195,370
1,000	M	Portsmouth 5% 2/1/2035	1,177,410
500	M	Powhatan Cnty. 5% 1/15/2032	557,835
1,000	M	Suffolk 5% 6/1/2028	1,180,600
			4,111,215
		Health Care—6.5%
1,000	M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026	1,125,720
1,000	M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2043	1,144,340
500	M	Winchester Econ. Dev. Auth. Hosp. Rev. 5% 1/1/2035	576,885
			2,846,945
		Lease—13.6%
1,000	M	Fairfax Cnty. Econ Dev. Auth. Rev. 5% 3/1/2029	1,163,320
1,000	M	Montgomery Cnty. Econ. Dev. Auth. Rev. 5% 2/1/2027	1,258,090
1,000	M	Virginia State College Bldg. Auth. Facs. Rev. 5% 9/1/2029	1,228,410
1,000	M	Virginia State Public Bldg. Auth. Rev. 5% 8/1/2031	1,158,430
1,000	M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2030	1,113,980
			5,922,230

Other Revenue—8.1%
1,000	M	Rappahannock Regl. Jail Facs. Rev. 5% 10/1/2035	1,196,220
		Virginia St. Res. Auth. Infrastructure Revenue:
600	M	5% 11/1/2029	677,094
430	M	5% 11/1/2033	472,475
1,000	M	5% 11/1/2045	1,184,700
			3,530,489
		Other Tax—2.7%
1,000	M	New River Valley Regl. Jail Facs. Rev. 5% 10/1/2038	1,179,990
		Pre-Refunded/Escrowed-to-Maturity—29.3%
865	M	Bedford County Econ. Dev. Auth. Public Facs. Rev. 5.25% 5/1/2016 (a)	868,495
1,000	M	Danville 5% 8/1/2019 (a)	1,136,800
1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2018 (a)	1,084,000
500	M	Hanover County 5.25% 1/15/2021 (a)	597,055
1,000	M	Hopewell 5.875% 7/15/2019 (a)	1,163,430
1,000	M	New Kent County Econ. Dev. Auth. Lease Rev. 5% 2/1/2017 (a)	1,036,670
1,000	M	Roanoke County Econ. Dev. Auth. Lease Rev. 5% 10/15/2018 (a)	1,104,970
530	M	Roanoke Indl. Dev. Auth. Hosp. Rev. Proj. 6.125% 7/1/2017	550,601
1,000	M	Stafford County Indl. Dev. Auth. Rev. 5.25% 8/1/2016 (a)	1,015,880
		Virginia State Public School Authority Revenue:
1,000	M	5% 8/1/2016 (a)	1,015,120
1,000	M	5% 8/1/2019 (a)	1,134,320
		Virginia St. Res. Auth. Infrastructure Revenue:
515	M	5% 11/1/2018 (a)	570,213
400	M	5% 11/1/2019 (a)	457,164
1,000	M	Waynesboro 5% 1/15/2017 (a)	1,034,950
			12,769,668
		Toll & Turnpike—1.2%
500	M	Metropolitan Washington, D.C. Airport Auth. Rev. 5% 10/1/2053	543,605
		Transportation—2.6%
1,000	M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029	1,126,310
		Water/Sewer—5.3%
500	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 8/1/2043	597,595
500	M	Hopewell Swr. Sys. Rev. 5% 7/15/2033	570,865
1,000	M	Norfolk Water Rev. 5% 11/1/2037	1,154,250
			2,322,710
Total Value of Municipal Bonds (cost $40,135,713)		100.3%	43,727,657
Excess of Liabilities Over Other Assets		(.3)	(133,549)
Net Assets		100.0%	$43,594,108

At March 31, 2016, the cost of municipal investments for federal income tax purposes was $40,135,713. Accumulated net unrealized appreciation on investments was $3,591,944, consisting entirely of gross unrealized appreciation.

 FOOTNOTES

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	Inverse floating rate securities (see Note 3). Interest rates are determined and reset periodically and are the rates in effect at March 31, 2016.

(c)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

(d)	Interest rates are determined and reset periodically by the issuer and are the rates in effect at March 31, 2016.

Summary of Abbreviations:
COP Certificate of Participation
GO General Obligation
ROLS Reset Option Longs

1. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2. Securities that are fair valued by the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of March 31, 2016:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds*:
Tax Exempt Income	-	$654,540,434	-
Tax Exempt Opportunities	-	268,099,980	-
California	-	52,062,161	-
Connecticut	-	34,551,418	-
Massachusetts	-	22,342,517	-
Michigan	-	19,975,694	-
Minnesota	-	20,969,741	-
New Jersey	-	48,368,888	-
New York	-	151,096,396	-
North Carolina	-	19,601,307	-
Ohio	-	21,464,915	-
Oregon	-	51,891,048	-
Pennsylvania	-	34,364,152	-
Virginia	-	43,727,657	-

Investments in Short-Term Tax Exempt Investments:
Tax Exempt Opportunities	-	$5,000,000	-

*	The portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds for the period ended March 31, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

2. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest Income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily.

3. Derivatives—The Funds may invest in derivatives such as futures contracts, options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the Funds’ adviser, FIMCO, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the period ending March 31, 2016, the Funds had no investments in futures contracts or options.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the period ended March 31, 2016, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. For the period ended March 31, 2016, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the period ended March 31, 2016, the Funds had no investments in MMD Rate Locks.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/s/ William Lipkus
William Lipkus
President and Principal Executive Officer

Date:	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds

By	/s/ William Lipkus
William Lipkus
President and Principal Executive Officer

By	/s/ Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	May 26, 2016